CONDENSED STATEMENT OF CASH FLOWS	9 Months Ended
Sep. 30, 2021 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (9,054,665)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities	5,873,334
Interest earned on investments held in Trust Account	(98,523)
Changes in operating assets and liabilities:
Prepaid expenses	387,864
Accounts payable and accrued expenses	2,386,323
Net cash used in operating activities	(505,667)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from promissory note - related party	700,000
Net cash provided by financing activities	700,000
Net Change in Cash	194,333
Cash - Beginning of period	459,749
Cash - End of period	654,082
Non-Cash investing and financing activities:
Forfeiture of Founder Shares	$ (41)